INCOME TAXES (Summary of Components of Net Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets
Allowances and reserves	$ (9,689)	$ (8,969)
Net operating loss carryforwards	165,408	237,393
Tax credit carryforwards	60,807	67,579
Written-down/amortization of intangible assets and goodwill	1,421	5,554
Fixed assets	3,448	5,997
Demo equipment income	4,415	7,357
Other	13,230	16,352
Total Deferred Tax Assets	239,040	331,263
Deferred Tax Liabilities
Prepaid expense	(29)	736
Accrued warranties	663	(92)
Other	(330)	(334)
Total Deferred Tax Liabilities	304	310
Total Net Deferred Tax Assets	239,344	331,573
Less: Valuation Allowance	(236,332)	(329,523)
Total Net Deferred Tax Assets	$ 3,012	$ 2,050